As filed with the U.S. Securities and Exchange Commission on April 8, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23824

Stone Ridge Trust VIII

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Updated April 6, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

January 31, 2024

Unaudited

Stone Ridge Art Risk Premium Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT JANUARY 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Class A Equity Shares	$79,233,744	100.2%

Short-Term Investments	4,779,831	6.1%

Liabilities in Excess of Other Assets(1)	(4,946,125)	(6.3%	)
Net Assets	$79,067,450

(1)	Cash, cash equivalents, prepaid forward contract and liabilities in excess of other assets.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Schedule of Investments	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
CLASS A EQUITY SHARES
Art (a)(b)(c) - 100.2%
Masterworks 040, LxLxCx-xGxhxexnxixe, xxxxxAxdxrxixaxn; Lxixdxlxexsxs xxxxxExyxe, 2016 (Cost: $94,176, Acquisition Date: 03/28/2023)	4,153	$81,381
Masterworks 041, LxLxCx-xRx ixcxhxtxexr, xxxxxGxexrxhxaxrxd; Zxixexgxe, 1984 (Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	433,063
Masterworks 042, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-xMxixcxhxexl; Dxaxrxk xxxxxMxixlxk, 1986 (Cost: $362,749, Acquisition Date: 03/28/2023)	19,173	442,862
Masterworks 043, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd, 1983 (Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	458,470
Masterworks 044, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-xMxixcxhxexl; Mxixsxsxixsxsxixpxpxi, 1982 (Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	624,498
Masterworks 046, LxLxCx-xHx exrxrxexrxa, xxxxxCxaxrxmxexn; Gxrxexexn xxxxxaxnxd xxxxxOxrxaxnxgxe, 1958 (Cost: $746,610, Acquisition Date: 03/28/2023)	30,512	700,247
Masterworks 047, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Lxixsxtxexnxixnxg xxxxxtxo xxxxxVxoxixcxexs, 2010 (Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	171,268
Masterworks 048, LxLxCx-xFxoxrxg, xxxxxGxuxnxtxhxexr; Uxnxtxixtxlxexd, 2007 (Cost: $50,527, Acquisition Date: 03/28/2023)	1,939	44,232
Masterworks 049, LxLxCx-xTxexhx-xCxhxuxn, xxxxxCxhxu; Pxrxixnxtxexmxpxs xxxxxHxixvxexrxnxaxl, 1986-1987 (Cost: $1,218,133, Acquisition Date: 03/28/2023)	66,573	1,202,888
Masterworks 050, LxLxCx-xSxhxixrxaxgxa, xxxxxKxaxzxuxo; Kxoxsxhxa, 1992 (Cost: $609,429, Acquisition Date: 03/28/2023)	32,961	661,428
Masterworks 053, LxLxCx-xWx oxoxl, xxxxxCxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1997 (Cost: $439,150, Acquisition Date: 03/28/2023)	25,277	433,655
Masterworks 054, LxLxCx-xMx ixtxcxhxexlxl, xxxxxJxoxaxn; 1x2 xxxxxHxaxwxkxs xxxxxaxt xxxxx3 xxxxxOx’xCxlxoxcxk, 1962 (Cost: $2,114,770, Acquisition Date: 03/28/2023)	101,421	2,333,758
Masterworks 055, LxLxCx-xMx axrxtxixn, xxxxxAxgxnxexs; Uxnxtxixtxlxexd xxxxx#x1x2, 1988 (Cost: $1,405,369, Acquisition Date: 03/28/2023)	58,251	1,197,751
Masterworks 056, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Uxnxtxixtxlxexd, 1967 (Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	1,144,756
Masterworks 057, LxLxCx-xGx ixlxlxixaxm, xxxxxSxaxm; Txhxrxoxuxgxh, 1970 (Cost: $364,983, Acquisition Date: 03/28/2023)	18,030	361,318
Masterworks 058, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-xMxixcxhxexl; Axlxl xxxxxCxoxlxoxrxexd xxxxxCxaxsxt xxxxxIxI, 1982 (Cost: $2,001,894, Acquisition Date: 03/28/2023)	92,500	1,981,470
Masterworks 059, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd, 1984 (Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	668,946
Masterworks 062, LxLxCx-xRx ixcxhxtxexr, xxxxxGxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs xxxxxBxixlxd xxxxx9x0x8x-x 8, 2009 (Cost: $690,102, Acquisition Date: 03/28/2023)	30,512	634,732

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 063, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs xxxxx(xPxlxaxaxox), 2010 (Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	$542,992
Masterworks 064, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd, 1985 (Cost: $1,520,910, Acquisition Date: 03/28/2023)	85,303	1,404,983
Masterworks 066, LxLxCx-xGxhxexnxixe, xxxxxAxdxrxixaxn; Axnxtxexlxoxpxe xxxxxAxtxtxaxcxkxexd xxxxxNxexaxr xxxxxGxaxs xxxxxPxixpxe, 2018 (Cost: $673,318, Acquisition Date: 03/28/2023)	31,212	629,702
Masterworks 068, LxLxCx-xWxoxux-xKxi, xxxxxZxaxo; 2x2x.x0x1x.x6x8, 1968 (Cost: $882,600, Acquisition Date: 03/28/2023)	50,317	871,556
Masterworks 071, LxLxCx-xWx axrxhxoxl, xxxxxAxnxdxy; Dxoxlxlxaxr xxxxxSxixgxn, 1981 (Cost: $207,857, Acquisition Date: 03/28/2023)	10,408	174,468
Masterworks 072, LxLxCx-xBx rxaxdxfxoxrxd, xxxxxMxaxrxk; Uxnxtxixtxlxexd xxxxxPxixnxk xxxxx(xSxfxmxoxmxa xxxxxBxexnxexfxixtx), 2016 (Cost: $731,142, Acquisition Date: 03/28/2023)	36,060	723,796
Masterworks 073, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Pxaxcxixfxixcx-xOxcxexaxn, 2015 (Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	460,249
Masterworks 074, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-xMxixcxhxexl; Rxexd xxxxxRxaxbxbxixt, 1982 (Cost: $1,200,489, Acquisition Date: 03/28/2023)	53,187	1,188,128
Masterworks 075, LxLxCx-xRx ixcxhxtxexr, xxxxxGxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs xxxxxBxixlxd xxxxx9x4x0x-x 7, 2015 (Cost: $785,686, Acquisition Date: 06/09/2023)	39,201	778,587
Masterworks 076, LxLxCx-xSxoxuxlxaxgxexs, xxxxxPxixexrxrxe; Pxexixnxtxuxrxe xxxxx8x1 xxxxxx xxxxx8x1 xxxxxcxm, xxxxx1x7 xxxxxFxéxvxrxixexr xxxxx2x0x1x6 (Cost: $242,917, Acquisition Date: 03/28/2023)	11,795	227,233
Masterworks 079, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Sxexa xxxxxixn xxxxxtxhxe xxxxxExvxexnxixnxg xxxxxGxlxoxw, 1995 (Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	411,037
Masterworks 080, LxLxCx-xGx ixlxlxixaxm, xxxxxSxaxm; Axtxmxoxsxpxhxexrxe, 1980 (Cost: $145,237, Acquisition Date: 06/09/2023)	6,855	144,110
Masterworks 083, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Pxuxmxpxkxixn, 1991 (Cost: $754,102, Acquisition Date: 03/28/2023)	36,435	726,711
Masterworks 084, LxLxCx-xFxoxrxg, xxxxxGxuxnxtxhxexr; Oxhxnxe xxxxxTxixtxexl, 2008 (Cost: $232,897, Acquisition Date: 03/28/2023)	12,032	205,774
Masterworks 088, LxLxCx-xRx ixcxhxtxexr, xxxxxGxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs xxxxxBxixlxd xxxxx5x7x6x-x 2, 1985 (Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	643,126
Masterworks 089, LxLxCx-xFx rxaxnxkxexnxtxhxaxlxexr, xxxxxHxexlxexn; Mxixnxexrxaxl xxxxxKxixnxgxdxoxm, 1976 (Cost: $172,725, Acquisition Date: 06/09/2023)	7,132	171,346
Masterworks 090, LxLxCx-xWx oxoxl, xxxxxCxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1995 (Cost: $1,234,403, Acquisition Date: 06/09/2023)	60,675	1,224,919

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Schedule of Investments	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 091, LxLxCx-xWx oxoxl, xxxxxCxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1990 (Cost: $735,178, Acquisition Date: 06/09/2023)	34,671	$729,471
Masterworks 092, LxLxCx-xBx axnxkxsxy; Sxuxnxfxlxoxwxexrxs xxxxxfxrxoxm xxxxxPxextxrxoxl xxxxxSxtxaxtxixoxn, 2005 (Cost: $1,050,648, Acquisition Date: 06/09/2023)	53,930	1,040,601
Masterworks 093, LxLxCx-xRxuxsxcxhxa, xxxxxExdxwxaxrxd; Rxixpxe, 1967 (Cost: $3,623,072, Acquisition Date: 03/28/2023)	184,091	3,582,043
Masterworks 095, LxLxCx-xSxhxixrxaxgxa, xxxxxKxaxzxuxo; Cxhxixkxexnx-xsx exi xxxxxKxexnxdxoxsxhxixn, 1961 (Cost: $535,685, Acquisition Date: 06/09/2023)	28,793	530,563
Masterworks 096, LxLxCx-xRxuxsxcxhxa, xxxxxExdxwxaxrxd; Vxaxrxixextxixexs xxxxxoxf xxxxxIxnxtxexrxnxaxl xxxxxTxoxrxmxexnxt, 1998 (Cost: $608,673, Acquisition Date: 06/09/2023)	31,226	681,298
Masterworks 097, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Rxexd xxxxxGxoxd, 2015 (Cost: $377,567, Acquisition Date: 06/09/2023)	15,559	364,141
Masterworks 098, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs xxxxx(xBxCxOx), 2013 (Cost: $368,614, Acquisition Date: 06/09/2023)	15,747	259,460
Masterworks 099, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Mxaxrxy xxxxxMxaxgxdxaxlxexnxe, 2009 (Cost: $53,196, Acquisition Date: 06/09/2023)	2,149	47,573
Masterworks 101, LxLxCx-xRx oxtxhxkxo, xxxxxMxaxrxk; Uxnxtxixtxlxexd, 1968 (Cost: $1,290,775, Acquisition Date: 06/09/2023)	68,359	1,278,430
Masterworks 103, LxLxCx-xWx oxoxd, xxxxxJxoxnxaxs; Cxoxlxlxaxbxoxrxaxtxixoxn xxxxxAxpxpxrxoxpxrxixaxtxixoxn xxxxx6, 2015 (Cost: $165,823, Acquisition Date: 06/09/2023)	7,780	204,845
Masterworks 104, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Pxuxmxpxkxixn, 1999 (Cost: $75,114, Acquisition Date: 06/09/2023)	4,234	74,396
Masterworks 105, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Sxhxaxdxoxwxexd xxxxxPxlxaxcxe, 1985 (Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	359,511
Masterworks 106, LxLxCx-xMx ixtxcxhxexlxl, xxxxxJxoxaxn; Uxnxtxixtxlxexd xxxxx(xBxuxixsxsxoxnxnxixexrxe), 1962 (Cost: $763,793, Acquisition Date: 06/09/2023)	33,288	788,992
Masterworks 107, LxLxCx-xSxoxuxlxaxgxexs, xxxxxPxixexrxrxe; Pxexixnxtxuxrxe xxxxx1x4x3 xxxxxX xxxxx2x0x2 xxxxxCxm, xxxxx3 xxxxxJxaxnxvxixexr xxxxx2x0x1x9, 2019 (Cost: $134,969, Acquisition Date: 06/09/2023)	6,575	133,929
Masterworks 108, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Axrxcxaxnxe, 1972 (Cost: $718,620, Acquisition Date: 05/26/2023)	35,931	735,317
Masterworks 109, LxLxCx-xNx axrxa, xxxxxYxoxsxhxixtxoxmxo; Nxo xxxxxHxoxpxexlxexsxs, 2007 (Cost: $1,261,199, Acquisition Date: 06/09/2023)	63,991	1,211,913
Masterworks 110, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd, 1982 (Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	467,527
Masterworks 111, LxLxCx-xOxexhxlxexn, xxxxxAxlxbxexrxt; 1x0x1 xxxxxKxoxpxfxe, 2005 (Cost: $430,233, Acquisition Date: 06/09/2023)	26,658	426,120

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 112, LxLxCx-xSxoxuxlxaxgxexs, xxxxxPxixexrxrxe; Pxexixnxtxuxrxe xxxxx9x2 xxxxxX xxxxx6x5 xxxxxCxm, xxxxx1x3 xxxxxMxaxrxs xxxxx2x0x1x5, 2015 (Cost: $50,937, Acquisition Date: 06/09/2023)	2,065	$37,425
Masterworks 113, LxLxCx-xOxexhxlxexn, xxxxxAxlxbxexrxt; Uxnxtxixtxlxexd, 2001 (Cost: $145,469, Acquisition Date: 06/09/2023)	6,807	144,338
Masterworks 114, LxLxCx-xWx axrxhxoxl, xxxxxAxnxdxy; Fxlxoxwxexrxs, 1964 (Cost: $159,750, Acquisition Date: 06/09/2023)	8,118	151,294
Masterworks 115, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs xxxxx(xJxAxAxTxOx), 2009 (Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	143,641
Masterworks 116, LxLxCx-xBx rxaxdxfxoxrxd, xxxxxMxaxrxk; Pxrxoxmxixsxe xxxxxLxaxnxd, 2012 (Cost: $1,191,769, Acquisition Date: 06/09/2023)	58,962	986,234
Masterworks 117, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-xMxixcxhxexl; Uxnxtxixtxlxexd, 1984 (Cost: $609,702, Acquisition Date: 06/09/2023)	30,648	603,870
Masterworks 118, LxLxCx-xLxixgxoxn, xxxxxGxlxexnxn; Sxtxrxaxnxgxexr xxxxx#x5x5, 2011 (Cost: $325,350, Acquisition Date: 06/09/2023)	18,848	322,241
Masterworks 120, LxLxCx-xBx axnxkxsxy; Rxaxt xxxxx& xxxxxHxexaxrxt, 2014 (Cost: $23,421, Acquisition Date: 06/09/2023)	1,362	23,197
Masterworks 121, LxLxCx-xBx rxaxdxfxoxrxd, xxxxxMxaxrxk; Mxy xxxxxWxhxoxlxe xxxxxFxaxmxixlxy xxxxxixs xxxxxfxrxoxm xxxxxPxhxixlxlxy, 2014 (Cost: $1,927,648, Acquisition Date: 03/28/2023)	96,735	1,469,908
Masterworks 122, LxLxCx-xBx axnxkxsxy; Axgxexnxcxy xxxxxJxoxb xxxxx(xGxlxexaxnxexrxsx), 2009 (Cost: $276,007, Acquisition Date: 06/09/2023)	16,718	273,369
Masterworks 123, LxLxCx-xOxexhxlxexn, xxxxxAxlxbxexrxt; Gxlxaxtxt xxxxx(xSxmxoxoxtxhx), 2006 (Cost: $94,595, Acquisition Date: 06/09/2023)	5,298	93,690
Masterworks 124, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Bxlxuxe xxxxxQxuxixvxexr, 1983 (Cost: $742,474, Acquisition Date: 03/28/2023)	41,460	733,183
Masterworks 125, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Txrxaxnxsxpxaxrxexnxt xxxxxFxixgxuxrxexs, 2016 (Cost: $870,557, Acquisition Date: 06/09/2023)	35,072	943,938
Masterworks 126, LxLxCx-xKxaxwxs; Cxhxuxm xxxxx(xKxCxOx9x), 2016 (Cost: $59,301, Acquisition Date: 06/09/2023)	2,964	58,739
Masterworks 127, LxLxCx-xGxhxexnxixe, xxxxxAxdxrxixaxn; Axnxtxexlxoxpxe xxxxxAxtxtxaxcxkxexd xxxxxNxexaxr xxxxxGxaxs xxxxxPxixpxe xxxxx2, 2019 (Cost: $545,341, Acquisition Date: 06/09/2023)	26,391	490,020
Masterworks 128, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs xxxxx(xKxHxNx), 2011 (Cost: $176,823, Acquisition Date: 06/09/2023)	8,900	152,679
Masterworks 129, LxLxCx-xSxhxixrxaxgxa, xxxxxKxaxzxuxo; Cxhxixsxuxixsxexi xxxxxTxsxuxhxixexn, 1961 (Cost: $551,913, Acquisition Date: 06/09/2023)	24,385	547,568
Masterworks 130, LxLxCx-xGxhxexnxixe, xxxxxAxdxrxixaxn; Txhxe xxxxxTxrxixp, 2016 (Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	978,740

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Schedule of Investments	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 131, LxLxCx-xFx oxnxtxaxnxa, xxxxxLxuxcxixo; Cxoxnxcxextxtxo xxxxxSxpxaxzxixaxlxe, xxxxxAxtxtxexsxe, 1964-5 (Cost: $170,827, Acquisition Date: 06/09/2023)	11,508	$169,194
Masterworks 132, LxLxCx-xBxoxextxtxi, xxxxxAxlxixgxhxixexrxo; Sxexnxzxa xxxxxTxixtxoxlxo xxxxx(xI xxxxxVxexrxbxi xxxxxIxrxrxexgxoxlxaxrxi, xxxxxTxoxcxcxhxi xxxxxE xxxxxRxixnxtxoxcxcxhxi, xxxxxPxexr xxxxxNxuxoxvxi xxxxxDxexsxixdxexrxix) (Cost: $30,752, Acquisition Date: 06/09/2023)	1,557	30,458
Masterworks 133, LxLxCx-xRx ixcxhxtxexr, xxxxxGxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs xxxxxBxixlxd xxxxx6x6x5x-x 4, 1988 (Cost: $264,379, Acquisition Date: 06/09/2023)	11,186	262,278
Masterworks 136, LxLxCx-xPx rxixnxcxe, xxxxxRxixcxhxaxrxd; Axrxe xxxxxYxoxu xxxxxKxixdxdxixnxgx?, 1988 (Cost: $495,240, Acquisition Date: 03/28/2023)	27,651	489,044
Masterworks 139, LxLxCx-xOxexhxlxexn, xxxxxAxlxbxexrxt; Uxnxtxixtxlxexd xxxxx(x2x2x/x8x7x), 1987 (Cost: $420,364, Acquisition Date: 03/28/2023)	25,085	415,104
Masterworks 140, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Txixnxcxt, 1972 (Cost: $784,968, Acquisition Date: 03/28/2023)	39,392	734,968
Masterworks 142, LxLxCx-xUxexcxkxexr, xxxxxGxuxnxtxhxexr; Fxexlxd xxxxx8x3x/x8x4, 1983-84 (Cost: $412,641, Acquisition Date: 03/28/2023)	23,055	407,476
Masterworks 145, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Rxexd xxxxxPxuxmxpxkxixn, 1996 (Cost: $153,986, Acquisition Date: 03/28/2023)	7,744	152,793
Masterworks 146, LxLxCx-xRxuxsxcxhxa, xxxxxExdxwxaxrxd; Sxexaxfxoxoxd xxxxxSxtxoxcxk, 1986 (Cost: $399,733, Acquisition Date: 03/28/2023)	20,045	423,423
Masterworks 147, LxLxCx-xAx nxdxrxe, xxxxxCxaxrxl; Mxaxgxnxexsxixuxmx-xLxexaxd xxxxxPxlxaxixn, 1969 (Cost: $469,724, Acquisition Date: 03/28/2023)	23,493	371,655
Masterworks 148, LxLxCx-xGx ixlxlxixaxm, xxxxxSxaxm; Sxoxnxg xxxxxTxrxoxpxixe, 1973 (Cost: $222,866, Acquisition Date: 03/28/2023)	11,753	220,077
Masterworks 152, LxLxCx-xWx axrxhxoxl xxxxxDxoxlxlxaxr xxxxxSxixgxn, 1982 (Cost: $178,763, Acquisition Date: 03/28/2023)	8,990	146,697
Masterworks 153, LxLxCx-xFx rxaxnxkxexnxtxhxaxlxexr, xxxxxHxexlxexn; Txextxhxyxs, 1981 (Cost: $330,126, Acquisition Date: 03/28/2023)	16,583	327,952
Masterworks 154, LxLxCx-xKx axwxs; Cxhxuxm xxxxx(xKxCxBx1x), 2012 (Cost: $419,730, Acquisition Date: 03/28/2023)	21,078	451,539
Masterworks 156, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd xxxxxNxox. xxxxx1x0, 1988 (Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	673,712
Masterworks 157, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Rxoxdxrxixgxo xxxxxaxnxd xxxxxHxixs xxxxxMxixsxtxrxexsxs, 2008 (Cost: $275,755, Acquisition Date: 03/28/2023)	13,820	300,595
Masterworks 158, LxLxCx-xMxexhxrxextxu, xxxxxJxuxlxixe; Uxnxtxixtxlxexd, 2012 (Cost: $173,212, Acquisition Date: 03/28/2023)	8,703	220,783
Masterworks 159, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Pxuxmxpxkxixn xxxxx(xOx.xKxex), 2004 (Cost: $408,857, Acquisition Date: 03/28/2023)	22,261	480,548

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 160, LxLxCx-xSxoxuxlxaxgxexs, xxxxxPxixexrxrxe; Pxexixnxtxuxrxe xxxxx9x2 xxxxxX xxxxx7x3 xxxxxCxm, xxxxx2x5 xxxxxOxcxtxoxbxrxe xxxxx1x9x8x7, 1987 (Cost: $297,718, Acquisition Date: 03/28/2023)	15,899	$286,642
Masterworks 162, LxLxCx-xJx oxhxnxsxoxn, xxxxxRxaxsxhxixd; Uxnxtxixtxlxexd xxxxx(xExsxcxaxpxe xxxxxCxoxlxlxaxgxex), 2019 (Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	154,416
Masterworks 163, LxLxCx-xKx axtxz, xxxxxAxlxexx; Kxyxm, 2004 (Cost: $169,190, Acquisition Date: 03/28/2023)	7,607	167,453
Masterworks 164, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs xxxxx(xDxkxkxnx), 2010 (Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	514,898
Masterworks 165, LxLxCx-xJx uxdxd, xxxxxDxoxnxaxlxd; Uxnxtxixtxlxexd, 1988 (Cost: $292,420, Acquisition Date: 03/28/2023)	12,440	289,383
Masterworks 166, LxLxCx-xKxaxwxs; Kxuxrxfxs xxxxx(xLxaxuxgxhxixnxgx), 2008 (Cost: $516,838, Acquisition Date: 03/28/2023)	26,255	510,371
Masterworks 167, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Dxexlxoxs, 1983 (Cost: $743,920, Acquisition Date: 05/26/2023)	37,196	697,496
Masterworks 168, LxLxCx-xOx wxexnxs, xxxxxLxaxuxrxa; Uxnxtxixtxlxexd, 2016 (Cost: $190,767, Acquisition Date: 03/28/2023)	9,574	209,772
Masterworks 169, LxLxCx-xWx hxixtxnxexy, xxxxxSxtxaxnxlxexy; Mxoxrxnxixnxg xxxxxBxixrxd, 2022 (Cost: $234,203, Acquisition Date: 03/28/2023)	11,753	208,243
Masterworks 171, LxLxCx-xWx hxixtxnxexy, xxxxxSxtxaxnxlxexy; Mxexmxoxrxy xxxxxGxaxrxdxexn, 2020 (Cost: $222,877, Acquisition Date: 03/28/2023)	11,180	171,559
Masterworks 172, LxLxCx-xNx axrxa, xxxxxYxoxsxhxixtxoxmxo; Kxaxpxuxtxt xxxxxPxuxp xxxxxKxixnxg, 1999 (Cost: $385,056, Acquisition Date: 03/28/2023)	19,347	380,236
Masterworks 173, LxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxe, xxxxxLxyxnxextxtxe; Oxyxsxtxexr, 2012 (Cost: $385,530, Acquisition Date: 03/28/2023)	19,347	342,978
Masterworks 174, LxLxCx-xCx hxaxnxexl xxxxxAxbxnxexy, xxxxxNxixnxa; Axnxyxtxixmxe, xxxxxAxnxyxpxlxaxcxe, 2018 (Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	85,784
Masterworks 176, LxLxCx-xKxaxwxs; Uxnxtxixtxlxexd xxxxx(xKxuxrxfx), 2008 (Cost: $389,680, Acquisition Date: 05/26/2023)	19,484	418,095
Masterworks 177, LxLxCx-xKx axtxz, xxxxxAxlxexx; Pxixnxk xxxxxKxixmxoxnxo, xxxxxIxsxaxaxc xxxxxMxixzxrxaxhxi xxxxxSxexrxixexs, 1994 (Cost: $355,567, Acquisition Date: 03/28/2023)	19,347	395,596
Masterworks 178, LxLxCx-xFx rxaxnxkxexnxtxhxaxlxexr, xxxxxHxexlxexn; Bxrxixdxex’xs xxxxxDxoxoxr, 1967 (Cost: $580,420, Acquisition Date: 05/26/2023)	29,021	583,438
Masterworks 179, LxLxCx-xWxoxux-xKxi, xxxxxZxaxo; 1x7x.x0x2x.x7x1x-x 1x2x.x0x5x.x7x6, 1971 (Cost: $434,160, Acquisition Date: 03/28/2023)	23,493	428,726
Masterworks 180, LxLxCx-xWx hxixtxnxexy, xxxxxSxtxaxnxlxexy; I xxxxxSxixnxg xxxxxRxexd xxxxxaxnxd xxxxxBxlxuxe, 2020 (Cost: $223,055, Acquisition Date: 03/28/2023)	11,056	153,290

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Schedule of Investments	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 182, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Pxuxmxpxkxixn, 1996 (Cost: $151,791, Acquisition Date: 03/28/2023)	7,607	$167,806
Masterworks 186, LxLxCx-xPx axrxtxy, xxxxxNxixcxoxlxaxs; Lxaxnxdxsxcxaxpxe, 2017 (Cost: $663,340, Acquisition Date: 04/12/2023)	33,167	590,628
Masterworks 191, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Gxrxexexn xxxxxaxnxd xxxxxPxuxrxpxlxe xxxxxCxoxmxpxoxsxixtxixoxn, 2010 (Cost: $1,050,280, Acquisition Date: 05/26/2023)	52,514	985,977
Masterworks 192, LxLxCx-xOxexhxlxexn, xxxxxAxlxbxexrxt; Axuxf xxxxx(xDxexr xxxxxSxtxrxaxsxsxex) xxxxxSxcxhxrxexixbxexn xxxxx(xWxrxixtxixnxg xxxxx(xOxn xxxxxTxhxe xxxxxSxtxrxexextx)x), 2000 (Cost: $414,580, Acquisition Date: 05/26/2023)	20,729	418,145
Masterworks 193, LxLxCx-xHx exrxrxexrxa, xxxxxCxaxrxmxexn; Nxoxcxhxe xxxxxVxexrxdxe, 2016 (Cost: $156,261, Acquisition Date: 03/28/2023)	7,831	168,700
Masterworks 196, LxLxCx-xMx ixtxcxhxexlxl, xxxxxJxoxaxn; Uxnxtxixtxlxexd, C. 1956 (Cost: $883,460, Acquisition Date: 05/26/2023)	44,173	874,572
Masterworks 197, LxLxCx-xHxoxcxkxnxexy, xxxxxDxaxvxixd; Sxuxnxfxlxoxwxexr xxxxxaxnxd xxxxxTxhxrxexe xxxxxOxrxaxnxgxexs, 1996 (Cost: $1,050,540, Acquisition Date: 05/26/2023)	52,527	1,083,685
Masterworks 214, LxLxCx-xFx rxaxnxkxexnxtxhxaxlxexr, xxxxxHxexlxexn; Pxixlxoxt, 1978 (Cost: $442,220, Acquisition Date: 05/26/2023)	22,111	437,771
Masterworks 215, LxLxCx-xBxoxextxtxi, xxxxxAxlxixgxhxixexrxo; Mxaxpxpxa, 1983 (Cost: $663,340, Acquisition Date: 05/26/2023)	33,167	674,982
Masterworks 217, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Cxoxnxsxtxrxuxcxtxexd xxxxxFxaxcxe, 2013 (Cost: $497,500, Acquisition Date: 05/26/2023)	24,875	492,988
Masterworks 218, LxLxCx-xRx ixlxexy, xxxxxBxrxixdxgxext; Gxrxexexnxsxlxexexvxexs, 1983 (Cost: $635,700, Acquisition Date: 05/26/2023)	31,785	639,851
Masterworks 219, LxLxCx-xHx axrxixnxg, xxxxxKxexixtxh; Uxnxtxixtxlxexd, 1984 (Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	864,282
Masterworks 228, LxLxCx-xNx axrxa, xxxxxYxoxsxhxixtxoxmxo; Uxnxdxexr xxxxxtxhxe xxxxxHxaxzxy xxxxxSxkxy, 2012 (Cost: $2,515,140, Acquisition Date: 05/30/2023)	125,757	2,968,871
Masterworks 230, LxLxCx-xKxaxwxs; Cxhxuxm xxxxx(xKxCxBx8x), 2012 (Cost: $428,520, Acquisition Date: 05/26/2023)	21,426	458,988
Masterworks 236, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Exaxsxtxexr xxxxxSxuxnxdxaxy, 2011 (Cost: $704,680, Acquisition Date: 05/26/2023)	35,234	782,903
Masterworks 239, LxLxCx-xBx rxoxwxn, xxxxxCxexcxixlxy; Txhxe xxxxxNxyxmxpxhxs xxxxxHxaxvxe xxxxxDxexpxaxrxtxexd, 2014 (Cost: $1,156,600, Acquisition Date: 05/26/2023)	57,830	1,033,301
Masterworks 241, LxLxCx-xPx axrxtxy, xxxxxNxixcxoxlxaxs; Txrxexexs, 2019 (Cost: $481,820, Acquisition Date: 05/26/2023)	24,091	430,138
Masterworks 245, LxLxCx-xAx y xxxxxTxjxoxe, xxxxxCxhxrxixsxtxixnxe; Lxaxyxexr xxxxxaxs xxxxxa xxxxxHxixdxixnxg xxxxxPxlxaxcxe, 2013 (Cost: $402,320, Acquisition Date: 05/26/2023)	20,116	407,011

	SHARES	VALUE
Art (a)(b)(c) - 100.2% (continued)
Masterworks 254, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe, xxxxxIxnxsxixdxe xxxxxtxhxe xxxxxWxexsxt xxxxxWxixnxg, 1957 (Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	$693,279
Masterworks 258, LxLxCx-xGx ixlxlxixaxm, xxxxxSxaxm; Uxnxtxixtxlxexd (Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	348,523
Masterworks 261, LxLxCx-xWx oxnxg, xxxxxMxaxtxtxhxexw; Uxnxtxixtxlxexd, 2017 (Cost: $762,940, Acquisition Date: 05/26/2023)	38,147	795,815
Masterworks 262, LxLxCx-xBxaxsxqxuxixaxt, xxxxxJxexaxnx-x Mxixcxhxexl; Uxnxtxixtxlxexd, 1983 (Cost: $2,000,000, Acquisition Date: 10/30/2023)	100,000	1,992,380
Masterworks 268, LxLxCx-xNx axrxa, xxxxxYxoxsxhxixtxoxmxo; Wxoxuxnxdxexd (Cost: $1,664,340, Acquisition Date: 10/30/2023)	83,217	1,657,999
Masterworks 273, LxLxCx-xCx oxnxdxo, xxxxxGxexoxrxgxe; Hxuxmxaxn xxxxxRxaxgxe (Cost: $527,040, Acquisition Date: 10/30/2023)	26,352	653,095
Masterworks 275, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Ixnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxs xxxxx(xTxwxhxexrxox) (Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	622,370
Masterworks 278, LxLxCx-xBx rxaxdxfxoxrxd, xxxxxMxaxrxk, xxxxxMxaxqxuxaxn, 2015 (Cost: $596,520, Acquisition Date: 01/03/2024)	29,826	596,347
Masterworks 279, LxLxCx-xKxuxsxaxmxa, xxxxxYxaxyxoxi; Nxextxs xxxxxOxbxsxexsxsxixoxn xxxxx(xTxoxwxex) (Cost: $554,780, Acquisition Date: 10/30/2023)	27,739	552,666
Masterworks 300, LxLxCx-xFx rxaxnxkxexnxtxhxaxlxexr, xxxxxHxexlxexn; Oxvxexr xxxxxaxnxd xxxxxAxbxoxvxe (Cost: $389,840, Acquisition Date: 10/30/2023)	19,492	388,355

TOTAL CLASS A EQUITY SHARES (Cost $81,413,979)		79,233,744

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
First American Government Obligations Fund - Class Z - 5.25% (d)	2,389,916	2,389,916
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 5.21% (d)	2,389,915	2,389,915

TOTAL SHORT-TERM INVESTMENTS (Cost $4,779,831)		4,779,831

TOTAL INVESTMENTS (Cost $86,193,810) - 106.3%		84,013,575

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%		(4,946,125)

TOTAL NET ASSETS - 100.0%		$79,067,450

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)	Non-income producing security.
(c)	Security is illiquid.
(d)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Schedule of Investments	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)(b)

ARTWORK CONTRACT	COUNTERPARTY	CONTRACT DATE	COST	FAIR VALUE
Sxtxixlxl, xxxxxCxlxyxfxfxoxrxd; xxxxxPxHx- x6x9	Masterworks, LLC	8/30/2023	$7,032,219	$9,972,959

(a)	Contract is fair valued by the Adviser and has significant unobservable inputs.
(b)

The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Statement of Assets and Liabilities	as of January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$84,013,575
Prepaid forward contract, at fair value(2)	9,972,959
Receivable for fund shares sold	25,535
Deferred offering expense	79,848
Interest receivable	20,729
Other assets	459,144

Total assets	94,571,790

LIABILITIES:
Accrued audit fees	486
Due to Adviser	361,831
Loans payable (see Note 7)	13,700,000
Payable for fund shares redeemed	1,246,129
Payable for Chief Compliance Officer compensation	4,941
Payable to Custodian	8,388
Payable to Trustees	2,810
Accrued distribution fees (see Note 4)	3,392
Accrued service fees (see Note 4)	3,392
Other accrued expenses	172,971

Total liabilities	15,504,340

Total net assets	$79,067,450

NET ASSETS CONSIST OF:
Capital stock	$80,231,700
Total distributable loss	(1,164,250)

Total net assets	$79,067,450

Net assets	$79,067,450
Capital shares outstanding, no par value, unlimited shares authorized	7,795,742
Net asset value, offering and redemption price per share	$10.14

(1) Cost of Investments	$86,193,810
(2) Cost of Prepaid Forward Contract	$7,032,219

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Statement of Operations	For the Period Ended January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$96,278

Total investment income	96,278

EXPENSES
Advisory fees (see Note 4)	606,240
Pricing expenses	283,381
Deferred expenses (see Note 6)	262,752
Fund accounting and administration fees	78,646
Audit expenses	57,187
Legal expenses	57,086
Chief Compliance Officer compensation	29,941
Servicing Fees (see Note 4)	20,208
Registration expense	18,217
Transfer agency fees and expenses	14,739
Custody fees	9,449
Distribution and service fees (see Note 4)	6,937
Trustees fees and expenses	5,902
Other expenses	45,636

Total expenses before Adviser waiver	1,496,321
Expenses waived by Adviser (see Note 4)	(638,710)

Total net expenses	857,611

Net investment loss	(761,333)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	349,058
Net change in unrealized appreciation (depreciation) on:
Investments	(2,291,349)
Prepaid forward contract	2,940,740

Net realized and unrealized gain	998,449

Net increase in net assets resulting from operations	$237,116

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ART RISK PREMIUM FUND

	PERIOD ENDED JANUARY 31, 2024 (UNAUDITED)	PERIOD ENDED JULY 31, 2023(1)

OPERATIONS:
Net investment loss	$(761,333)	$(363,679)
Net realized gain on:
Investments	349,058	700,409
Net change in unrealized appreciation (depreciation) on:
Investments	(2,291,349)	111,114
Prepaid forward contract	2,940,740	—
Net increase in net assets resulting from operations	237,116	447,844

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold(2)	3,433,058	80,786,589
Cost of shares redeemed	(1,800,436)	(4,136,721)
Net increase in net assets from capital share transactions	1,632,622	76,649,868
Total increase in net assets	1,869,738	77,097,712

NET ASSETS:
Beginning of period	77,197,712	100,000

End of period	$79,067,450	$77,197,712

(1)	The Fund commenced operations on March 28, 2023.
(2)	Includes purchase in-kind transactions of $61,668,202 for the period ended July 31, 2023. See Note 8 in Notes to Consolidated Financial Statements.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Statement of Cash Flows	For the Period Ended January 31, 2024 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$237,116
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain:	(998,449)
Changes in assets and liabilities:
Interest receivable	3,364
Payable to Custodian	3,419
Payable to Trustees	(36)
Accrued distribution and servicing fees	(50)
Accrued service fees	(50)
Payable for Chief Compliance Officer compensation	(59)
Accrued audit and tax fees	(83,151)
Accrued organizational costs	(641,150)
Accrued legal expenses	(9,921)
Due to Adviser	669,235
Deferred offering expense	262,752
Other accrued expenses	25,175
Other assets	(455,638)
Purchases of investments	(7,614,580)
Purchase of prepaid forward contract	(7,032,219)
Proceeds from sale of investments	2,087,394
Net purchases and sales of short-term investments	1,098,223
Net cash used in operating activities	(12,448,625)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	3,439,653
Payment on shares redeemed	(4,691,028)
Loan withdrawals	13,700,000
Net cash provided by financing activities	12,448,625
Net increase in cash and restricted cash	—
Cash and restricted cash, beginning of period	—
Cash and restricted cash, end of period	$—

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Financial Highlights	January 31, 2024 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE ART RISK PREMIUM FUND
Period Ended January 31, 2024 (Unaudited)	$10.11	(0.10)	0.13	0.03
Period Ended July 31, 2023(1)	$10.00	(0.06)	0.17	0.11
(1)	The Fund commenced operations on March 28, 2023.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Cumulative total return since inception of March 28, 2023.
(5)	Annualized.
(6)	Not annualized.
(7)	Excludes in-kind transactions.
(8)	Includes tax expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Consolidated Financial Highlights	January 31, 2024 (Unaudited)

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	—	—	—	$10.14	0.30	%(6)	$79,067	3.69	%(5)	2.12	%(5)(8)	(3.45	%)(5)	(1.88	%)(5)	2.43	%(6)
—	—	—	—	$10.11	1.10	%(4)(6)	$77,198	11.20	%(5)	2.04	%(5)(8)	(10.93	%)(5)	(1.77	%)(5)	5.16	%(6)(7)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

1. Organization

Stone Ridge Trust VIII (the “Trust”) was organized as a Delaware statutory trust on December 22, 2020 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified closed-end management investment company issuing shares. As of January 31, 2024, the Trust consisted of one series: the Stone Ridge Art Risk Premium Fund (the “Fund”). The Fund was established on July 26, 2022 and commenced operations on March 28, 2023. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed as described above, the Fund may also offer to repurchase additional shares in an amount determined by the Board that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading, on any national securities exchange. The shares are, therefore, illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to try to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing, primarily in paintings, sculptures or other artistic objects (“Artwork”) from the Post-War and Contemporary collecting periods, as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Fund invests in Artwork directly by purchasing Artwork (“Whole Artwork”) or indirectly by investing in special purpose companies that own Artwork. The Fund may invest to a significant extent in Artwork indirectly by investing in special purpose companies sponsored by Masterworks, LLC or an affiliate (“Masterworks”) (a sponsor of an online Artwork investment platform), or other similar platforms, that own Artwork or partial interests in Artwork. The Fund also may gain investment exposure to Artwork by purchasing Whole Artwork directly or through forwards or swaps, including prepaid forward contracts.

The consolidated financial statements include the accounts of Stone Ridge Art Risk Premium Sub Fund Ltd and Stone Ridge Art Risk Premium Fund US Holdings LLC (together, the “Subsidiaries”), wholly-owned and controlled subsidiaries of the Fund. The Subsidiaries act as investment vehicles in order to invest in Artwork consistent with the Fund’s investment objectives and policies. As of January 31, 2024, the Subsidiaries’ net assets were $9,960,288, which represented 12.6% of the Stone Ridge Art Risk Premium Fund.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services—Investment Companies.

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.

The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interest in Artwork (each, an “Artwork Company”), and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:

•

Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.

•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.

•

Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.

Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Adviser will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The table below summarizes assets and liabilities measured at fair value on a recurring basis:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$79,233,744	$79,233,744
Money Market Funds	4,779,831	—	—	4,779,831

Total Investments	$4,779,831	$—	$79,233,744	$84,013,575
Other Financial Instruments
Prepaid Forward Contract	$—	$—	$9,972,959	$9,972,959

Total	$—	$—	$9,972,959	$9,972,959

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended January 31, 2024:

	CLASS A EQUITY SHARES	PREPAID FORWARD CONTRACTS
Beginning Balance—July 31, 2023	$75,648,849	$—
Acquisitions	7,614,580	7,032,219
Dispositions	(2,087,394)	—
Realized gains (losses)	349,058	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	(2,291,349)	2,940,740
Transfers in/(out) Level 3	—	—
Ending Balance—January 31, 2024	$79,233,744	$9,972,959

As of January 31, 2024, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $(2,256,793) for Class A Equity Shares and $2,940,740 for Prepaid Forward Contracts.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2024:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$73,352,718	Sales Comparison Approach	N/A	N/A	N/A

Class A Equity Shares	Art	$5,881,026	Recent Transaction	N/A	N/A	N/A

Prepaid Forward Contracts	Art	$9,972,959	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.

To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c) Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(d) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(f) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(g) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short-or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issues, recessions, bank failures and receiverships, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.

(h) Large Shareholder Risk. The risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2024, shareholders affiliated with the Fund and/or Adviser (other than other Stone Ridge Funds) owned 53.8% of total shares of the Fund.

(i) Artwork Investment Risk. A downturn or slowdown in the demand for Artwork generally or Artwork by specific artists caused by adverse economic or environmental conditions or other events may have a greater impact on the value of the Company’s assets or operating results than if the Fund had invested its assets across more industries or sectors. In addition to general economic conditions that could result in a downturn or slowdown in demand for Artwork, the Fund’s financial results will be impacted by shifts in demand for specific types of Artwork and artists. Such shifts in demand could affect particular segments of the Artwork market (e.g., Post-War or Contemporary Art fall out of favor with collectors and investors) or particular artists (e.g., information is discovered about a particular artist that causes negative

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

perceptions about that artist and accordingly reduces the demand for Artwork created by that artist). There is no assurance as to the extent Artwork values will improve. A variety of economic and other factors could cause the value of these assets to decline, which could adversely affect the Fund’s financial results.

An investment in Artwork is subject to various risks, any of which could materially impair the value of the Artwork investments held by the Fund.

Investing in Artwork is subject to the following risks:

•

Authenticity. Claims with respect to the authenticity of a work may result from incorrect attribution, uncertain attribution, lack of certification proving the authenticity of the artwork, forgery of a work of art, or falsification of the artist’s signature. The Fund and Artwork Companies generally obtain representations of authenticity from sellers, but these representations may not effectively eliminate the risk.

•

Provenance. Claims related to provenance, or history of ownership, allege that an artwork has an uncertain or false origin. Buyers may also negatively perceive some elements of the prior ownership history. With respect to the Artwork, buyers may negatively perceive the Fund’s ownership or the ownership of Artwork Companies in the Artwork when considering a purchase.

•

Condition. The physical condition of an Artwork over time is dependent on technical aspects of artistic workmanship, including the materials used, the manner and skill of application, handling and storage and other factors.

•

Physical Risks. The Artwork is subject to potential damage, destruction, devastation, vandalism or loss as a result of natural disasters (flood, fire, hurricane), crime, theft, illegal exportation abroad, etc. While the Artwork Companies (with respect to Artwork they hold) will maintain insurance coverage to protect against such risks, such insurance coverage may be inadequate to fully compensate the Fund or an Artwork Company should this risk materialize.

•

Legal Risks. Ownership of the Artwork is prone to a variety of legal challenges, including challenges to title, nationalization, purchase of work of art from unauthorized person, money laundering, violation of legal regulations and restitution issues. Purchasing from major auction houses and reputable galleries can reduce, but not eliminate, these risks.

•

Market Risks. The art market is prone to change due to a variety of factors, including changes in transaction costs, substantial changes in fees, tax law changes, export licenses, changes in legal regulations, changes in attitudes toward art as an investment, changes in tastes, and changes in supply, such as the liquidation of a major collection.

•

Economic Risks. Because the demand for art is largely driven by wealthy individuals, economic events impacting the wealth of such individuals may impact the demand for art and therefore the value of art.

•	Fraud Risk. The art market is prone to change due to abusive practices, including price manipulation, disguised agencies, and lack of transparency.

(j) Liquidity Risk. Artwork Companies in which the Fund invests have limited liquidity, and the Fund cannot make decisions regarding whether to hold or sell Artwork Company Artwork. The Artwork Companies in which the Fund invests are currently illiquid investment vehicles, and the Fund’s ability to sell Artwork Company investments may be limited by various factors, including, for example, legal restrictions on resale, limited secondary market trading volumes (if any), and other factors that limit liquidity and the demand for Artwork Companies. For example, the transfers of interests purchased in Securities and Exchange Commission-qualified Regulation A offerings sponsored by Masterworks or other similar platforms, other than those transfers required by operation of law, are only permitted on a trading platform approved by Masterworks, or other similar platforms, or in privately negotiated transactions approved by the issuer. The Artwork Companies in which the Fund invests are managed by a third-party art management firm and a board of managers that is unaffiliated with the Company or the Adviser, and that third-party firm has control over decisions with respect to when to continue to hold its Artwork and when to sell such Artwork. The Fund does not have any input into decisions with respect to whether an Artwork Company in which the Fund invests should hold or sell its Artwork. Accordingly, an Artwork Company may determine to continue to hold Artwork at a time when the Fund or the

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

Adviser believes it should sell such Artwork or may determine to sell Artwork at a time the Fund or the Adviser believes it should continue to hold such Artwork. This inability to make investment decisions with respect to certain Artwork held indirectly by the Fund through Artwork Companies may limit the ability of the Company to achieve its investment objective or meet the Fund’s liquidity needs.

(k) Focused Investment Risk. The Company has sourced all its Artwork investments through Masterworks, LLC.

Substantial investments with a particular counterparty or in a particular market, industry, asset class or sector make the Fund’s financial results more susceptible to risk and volatility than in a portfolio with more diversified investments.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the fiscal period ended July 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Art Risk Premium Fund	$(1,849,210)	$1,849,210

As of July 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$82,688,290
Unrealized appreciation	2,027,858
Unrealized depreciation	(3,189,245)
Net unrealized appreciation (depreciation)	(1,161,387)
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(239,979)
Total distributable earnings/(loss)	(239,979)
Other temporary differences	—
Total accumulated loss	$(1,401,366)

The difference between books-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to differences in outside basis of property contributed in-kind to the RIC.

The tax character of distributions paid during the year ended July 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Art Risk Premium Fund	$—	$—	$—	$—

As of July 31, 2023, the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Art Risk Premium Fund	$—	$(239,979)	$(239,979)

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period ended July 31, 2023, the tax year which is open for exam. As of July 31, 2023, open tax year includes the period ended July 31, 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended July 31, 2023, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 1.50% of the Fund’s average daily net assets.

Through November 30, 2024, the Adviser agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including organizational and offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest payments on borrowed funds, sourcing, administrative or other transactional fees charged by Masterworks or Masterworks AS, commissions, expenses and fees paid in connection with the purchase, insurance, storage, maintenance and sale of Whole Artwork, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, to 2.00% of the Fund’s average daily net assets. As of January 31, 2024, the remaining amount of waived fees subject to be recouped in future years are as follows:

	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY JULY 31, 2026)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY JULY 31, 2027)
Art Risk Premium Fund	1,877,110	638,710

The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.

(b) Distribution and Servicing Plan and Services Agreement. Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan (the “Distribution and Servicing Plan”) adopted by the Fund at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to a Services Agreement (the “Services Agreement”) between the Fund and the Adviser, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

5. Service Providers

(a) Custodian, Administrator, and Transfer Agent. The custodians to the Fund are U.S. Bank, N.A. and Millennium Trust Company, LLC. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), an affiliate of U.S. Bank, N.A.

(b) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

(c) Artwork Administrator. The Fund has engaged Masterworks AS to provide certain administrative services relating to the Fund’s holdings of Whole Artwork, including assisting with the operational aspects of procuring/selling, storing, insuring, and maintaining Whole Artwork held by the Fund. Neither Masterworks AS nor any of its affiliates will provide advice or recommendations to the Fund regarding the desirability of buying or selling any investments, including Whole Artwork.

6. Organizational and Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. Certain offering costs were paid by the Adviser, subject to recoupment, and are $369,775. The remaining offering costs of $151,235 have been paid by the Fund. The total amount of the offering costs incurred by the Fund is $521,100.

7. Related Party Transactions

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

As of August 29, 2023 the Fund had a promissory note (the “Note”) with Stone Ridge Ventures LLC, a related party of the Adviser. The Note has a maximum principal amount of the lesser of $40,000,000 or 33% of net assets (after giving effect to this Note). During the period ended January 31, 2024, the Fund’s maximum borrowing was $13,700,000 and average borrowing was $9,606,452. This borrowing resulted in interest expenses of $0 at a weighted average interest rate of 0%. As of January 31, 2024, the Fund has an outstanding loan balance of $13,700,000.

8. Investment Transactions

For the period ended January 31, 2024, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $7,614,580 and $2,087,394, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended January 31, 2024.

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

On March 28, 2023, Stone Ridge Ventures LLC, as sole member of Stone Ridge Art Holdings LLC, completed a purchase in kind by transferring Stone Ridge Art Holdings LLC’s Artwork Company equity securities into the Fund in exchange for 4,184,673 shares of the Fund, valued at $41,846,727. On June 9, 2023, the Fund issued an additional 1,960,581 shares of the Fund, valued at $19,821,475, in exchange for additional Artwork Company securities from multiple unaffiliated investors. The transfers were effected in accordance with policies and procedures approved by the Board.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Notes to Consolidated Financial Statements	January 31, 2024 (Unaudited)

9. Capital Share Transactions

The Fund’s shares are being offered on a continuous basis at net asset value per share.

As a closed-end interval fund, the Fund will make periodic offers to repurchase shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

ART RISK PREMIUM FUND	PERIOD ENDED JANUARY 31, 2024	PERIOD ENDED JULY 31, 2023
Shares sold	333,870	8,037,873	(1)
Shares issued to holders in reinvestment of dividends	—	—
Shares repurchased	(176,830)	(409,171)
Net increase in shares	157,040	7,628,702
Shares outstanding:
Beginning of period	7,638,702	10,000
End of period	7,795,742	7,638,702

(1)	Includes transfer in-kind transaction. See additional information contained in Note 8.

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
July 28, 2023(1)	402,235	409,171
October 27, 2023	395,714	53,816
January 26, 2024	395,711	123,014

(1)

In connection with the repurchase request deadline on July 28, 2023, the Fund repurchased an additional amount, 0.1%, respectively, of the shares outstanding on the repurchase request deadline, in order to accommodate shareholder repurchasing requests.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

As of February 14, 2024, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line has a maximum withdrawal capacity of the lesser of 5% of the net market value of the Fund for any period after the new borrowing and $20,000,000. The Line has a maturity date of February 12, 2025 and is reviewed annually by the Board of Trustees.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through January 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD
Actual	$1,000.00	$1,003.00	$10.67
Hypothetical (5% annual return before expenses)(1)	$1,000.00	$1,014.48	$10.74

(1)

Expenses paid during the period are equal to the Fund’s annualized net expense ratio of 2.12% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal period ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2023 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended July 31, 2023 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended July 31, 2023 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2024. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholders’ year-end tax reporting and were available in February 2024. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	January 31, 2024

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Independent Registered Public Accounting Firm

Citrin Cooperman & Company, LLP

50 Rockefeller Plaza

New York, NY 10020

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	WUSEMI

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

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Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust VIII
By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 4/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 4/8/24
By (Signature and Title)	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer
Date 4/8/24

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